Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) $ in Millions	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 17,877,454	$ 13,247,794
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,854,687	5,951,705
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,706,664	4,503,636
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,316,103	$ 2,792,453
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	498
Carrying amount, Liabilities	8
Derivative notional amount	$ 19,964
Weighted average fixed interest rate	2.30%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 144
Carrying amount, Liabilities	1,429
Derivative notional amount	$ 70,036
Weighted average fixed interest rate	1.80%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 2,518
Weighted average fixed interest rate	1.10%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 14,946
Weighted average fixed interest rate	1.60%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 12,778
Weighted average fixed interest rate	2.40%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 47,658
Weighted average fixed interest rate	1.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,668
Weighted average fixed interest rate	2.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,432
Weighted average fixed interest rate	1.80%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 1
Carrying amount, Liabilities	184
Derivative notional amount	$ 27,106
Weighted average fixed interest rate	2.30%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 796
Carrying amount, Liabilities	1
Derivative notional amount	$ 44,234
Weighted average fixed interest rate	2.00%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 12,686
Weighted average fixed interest rate	2.20%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 2,000
Weighted average fixed interest rate	2.10%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 12,805
Weighted average fixed interest rate	2.40%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 38,256
Weighted average fixed interest rate	1.90%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,615
Weighted average fixed interest rate	2.70%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,978
Weighted average fixed interest rate	2.50%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 12
Carrying amount, Liabilities	368
Derivative notional amount	$ 3,457
Weighted average CAD-CHF exchange rate	1.27
Weighted average CAD-EUR exchange rate	1.52
Weighted average USD-EUR exchange rate	1.33
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 326
Weighted average CAD-CHF exchange rate	1.27
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 2,978
Weighted average USD-EUR exchange rate	1.33
Cash flow hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 153
Weighted average CAD-EUR exchange rate	1.52
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 25,043
Derivative notional amount	$ 25,565
Weighted average CAD-USD exchange rate	1.27
Weighted average CAD-EUR exchange rate	1.53
Weighted average CAD-GBP exchange rate	1.73
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 13
Carrying amount, Liabilities	28
Derivative notional amount	$ 3,372
Weighted average CAD-USD exchange rate	1.31
Weighted average CAD-EUR exchange rate	1.49
Weighted average CAD-GBP exchange rate	1.68
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,457
Weighted average CAD-USD exchange rate	1.20
Weighted average CAD-GBP exchange rate	1.91
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,372
Weighted average CAD-USD exchange rate	1.31
Weighted average CAD-EUR exchange rate	1.49
Weighted average CAD-GBP exchange rate	1.68
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 18,233
Weighted average CAD-USD exchange rate	1.28
Weighted average CAD-GBP exchange rate	1.69
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,875
Weighted average CAD-USD exchange rate	1.31
Weighted average CAD-EUR exchange rate	1.53